Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Accumulated other comprehensive income	$ 775	$ 621
Total net foreign currency translation adjustments	(2)	(16)
Total defined benefit pension adjustment	11	170
Total other comprehensive income/(loss), net	9	154
Accumulated other comprehensive income	$ 784	$ 775